Supplement dated April 25, 2018
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Dividend Opportunity Fund (the Fund)	10/1/2017
Effective May 1, 2018 (the Effective Date), the portfolio manager information under the caption “Fund Management” in the "Summary of the Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
David King, CFA	Senior Portfolio Manager	Lead Portfolio Manager	May 2018
Yan Jin	Senior Portfolio Manager	Portfolio Manager	May 2018
Harrison Chan	Associate Investment Analyst	Portfolio Manager	May 2018
The rest of the section remains the same.
As of the Effective Date, the portfolio manager information under the caption “Primary Service Providers - Portfolio Managers” in the "More Information About the Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
David King, CFA	Senior Portfolio Manager	Lead Portfolio Manager	May 2018
Yan Jin	Senior Portfolio Manager	Portfolio Manager	May 2018
Harrison Chan	Associate Investment Analyst	Portfolio Manager	May 2018
Mr. King joined the Investment Manager in 2010. Mr. King began his investment career in 1983 and earned a B.S. from the University of New Hampshire and an M.B.A. from Harvard Business School.
Mr. Jin joined one of the Columbia Management legacy firms or acquired business lines in 2002. Mr. Jin began his investment career in 1998 and earned a M.A. in economics from North Carolina State University.
Mr. Chan joined the Investment Manager in 2014. Mr. Chan began his investment career in 2014 and earned a B.S. in electrical engineering and a B.A. in economics from the University of Illinois at Urbana-Champaign and an M.B.A. from the University of Chicago Booth School of Business.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP140_05_003_(04/18)